Formation and Organization	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Organization

Note 1 - Formation and Organization

USA Opportunity Income One, Inc. (the “Company”) is a corporation organized under the laws of the State of Puerto Rico on August 3, 2021. As of December 31, 2024 and December 31, 2025, the Company has not commenced its primary lending operations. These financial statements are for the years ended December 31, 2024 and December 31, 2025. The Company’s fiscal year end is December 31.

The Company was organized to identify and originate mortgages and other liens on and interests in real estate in primary and secondary metropolitan markets in the state of Florida.

The Company had previously filed an offering statement on a post qualification amendment of a Form 1-A with the Securities and Exchange Commission (“SEC”) with respect to an offering of up to $75 million in bonds. The terms of these bonds were as follows:

7% USA Real Estate Bonds:

●	are priced at $1,000.00 each;
●	represent a full and unconditional obligation of our Company;
●	bear interest at 7% per annum.;
●	mature on December 31, 2031;
●	are subject to repayment (i) at the demand of a bondholder beginning in the first month after the second anniversary of the date of purchase of USA Real Estate Bonds by such bondholder and (ii) in the case of a bondholder’s death, bankruptcy or total permanent disability, each subject to notice, discounts and other provisions contained in the Company’s Form 1-A.;
●	are subject to an interest reserve fund for the repayment of bondholders which shall be funded with an amount equal to one year’s interest payments up to a maximum of 7% of the total amount of USA Real Estate Bonds sold;
●	are subject to redemption by the Company at any time after the second anniversary of the first sale of USA Real Estate Bonds; provided that a partial redemption complies with applicable tender offer rules.;
●	rank equally with all of our other unsecured debt unless such debt is senior to or subordinate to the USA Real Estate Bonds by their terms;
●	are transferable;
●	are unsecured; and
●	are governed and construed in accordance with the laws of Puerto Rico

12% USA Real Estate Bonds:

●	are priced at $1,000.00 each;
●	represent a full and unconditional obligation of our company;
●	bear interest at 12% per annum.;
●	mature 3 years from the issue date;
●	are subject to repayment in the case of a bondholder’s death, bankruptcy or total permanent disability, each subject to notice, discounts and other provisions contained in the relevant offering circular;
●	are subject to redemption by the Company at any time after the second anniversary of the issue date of a bondholder’s bond; provided that a partial redemption complies with applicable tender offer rules;
●	rank equally with all of our other unsecured debt unless such debt is senior to or subordinate to the USA Real Estate Bonds by their terms;
●	are transferable;
●	are unsecured; and
●	are governed and construed in accordance with the laws of Puerto Rico

In April of 2025, the Company redeemed one $1,000 7% bond pursuant to the terms of the bond agreement.

The following table sets forth information regarding the USA Real Estate Bonds:

Number of Bonds	Bond Principal	Interest Rate	Maturity Year

0	$0	7.00%	2031
4	195,000	12.00%	2026/27

Principal Repayment Schedule

2025	-
2026	$150,000
2027	45,000
2028	0
2029	0
Thereafter	0

On February 18, 2025, we terminated the Regulation A offering. In that offering, the Company sold one 7% USA Real Estate Bond for $1,000 and sold four 12% USA Real State Bonds for $195,000. The Company used the proceeds received for general corporate purposes.

On November 5, 2025, the Company filed a Prospectus with the SEC related to an offering of the Company’s “USA Real Estate Bonds” consisting of (i) up to $70,000,000 of “7% USA Real Estate Bonds,” (ii) up to $50,000,000 of “8% USA Real Estate Bonds,” (iii) up to $45,000,000 of “10% USA Real Estate Bonds,” and (iv) up to $35,000,000 of “12% USA Real Estate Bonds” on a best efforts basis at a purchase price of $1,000 each and a minimum investment amount of $10,000 (the “Offering”). For more information on the terms of USA Real Estate Bonds being offered, please see “Description of the USA Real Estate Bonds” beginning on page 69 of the prospectus